UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48484-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
April 30, 2012 (unaudited)

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.6%)

            CONSUMER DISCRETIONARY (1.5%)
            -----------------------------
            APPAREL RETAIL (0.3%)
$  10,000   Limited Brands, Inc.                             5.63%        2/15/2022     $   10,113
                                                                                        ----------
            AUTOMOBILE MANUFACTURERS (0.1%)
    5,000   Toyota Motor Credit Corp.                        0.65 (a)    11/15/2012          5,007
                                                                                        ----------
            AUTOMOTIVE RETAIL (0.1%)
    5,000   O'Reilly Automotive, Inc.                        4.63         9/15/2021          5,407
                                                                                        ----------
            BROADCASTING (0.3%)
   10,000   NBC Universal Media LLC                          5.15         4/30/2020         11,525
                                                                                        ----------
            CABLE & SATELLITE (0.3%)
   10,000   Time Warner Cable, Inc.                          6.75         7/01/2018         12,223
                                                                                        ----------
            CASINOS & GAMING (0.2%)
    3,000   International Game Technology                    7.50         6/15/2019          3,569
    5,000   Marina District Finance Co., Inc.                9.88         8/15/2018          4,825
                                                                                        ----------
                                                                                             8,394
                                                                                        ----------
            GENERAL MERCHANDISE STORES (0.1%)
    5,000   Dollar General Corp. (b)                         3.20         7/07/2014          5,016
                                                                                        ----------
            SPECIALTY STORES (0.1%)
    5,000   Staples, Inc.                                    9.75         1/15/2014          5,668
                                                                                        ----------
            Total Consumer Discretionary                                                    63,353
                                                                                        ----------

            CONSUMER STAPLES (1.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   10,000   Archer-Daniels-Midland Co.                       0.67 (a)     8/13/2012         10,012
    4,000   Bunge Ltd. Finance Co.                           8.50         6/15/2019          4,984
                                                                                        ----------
                                                                                            14,996
                                                                                        ----------
            DRUG RETAIL (0.5%)
    8,619   CVS Caremark Corp.                               6.04        12/10/2028          9,671
    4,784   CVS Pass-Through Trust (c)                       7.51         1/10/2032          5,946
    4,972   CVS Pass-Through Trust (c)                       5.93         1/10/2034          5,560
                                                                                        ----------
                                                                                            21,177
                                                                                        ----------
            FOOD RETAIL (0.1%)
    5,000   Kroger Co.                                       5.50         2/01/2013          5,180
                                                                                        ----------
            PACKAGED FOODS & MEAT (0.2%)
   10,000   General Mills, Inc.                              0.85 (a)     5/16/2014         10,018
                                                                                        ----------
            PERSONAL PRODUCTS (0.1%)
    4,508   Prestige Brands, Inc. (b)                        5.28         1/31/2019          4,547
                                                                                        ----------
            SOFT DRINKS (0.6%)
    5,000   Coca Cola Co.                                    0.55 (a)     5/15/2012          5,001
   10,000   Coca-Cola Co.                                    0.42 (a)     3/14/2014         10,009

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1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   2,000   PepsiAmericas, Inc.                              4.50%        3/15/2013     $    2,065
    5,000   PepsiCo, Inc.                                    7.90        11/01/2018          6,793
                                                                                        ----------
                                                                                            23,868
                                                                                        ----------
            Total Consumer Staples                                                          79,786
                                                                                        ----------
            ENERGY (5.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.2%)
    5,000   Peabody Energy Corp. (c)                         6.00        11/15/2018          5,100
    4,000   Peabody Energy Corp.                             6.50         9/15/2020          4,130
                                                                                        ----------
                                                                                             9,230
                                                                                        ----------
            INTEGRATED OIL & GAS (0.4%)
    5,000   Hess Corp.                                       8.13         2/15/2019          6,508
   10,000   Phillips 66 (c)                                  2.95         5/01/2017         10,273
                                                                                        ----------
                                                                                            16,781
                                                                                        ----------
            OIL & GAS DRILLING (0.4%)
    3,000   Nabors Industries, Inc.                          9.25         1/15/2019          3,915
    5,000   Rowan Companies, Inc.                            7.88         8/01/2019          6,026
    5,000   Transocean, Inc.                                 5.25         3/15/2013          5,167
                                                                                        ----------
                                                                                            15,108
                                                                                        ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000   Baker Hughes, Inc.                               7.50        11/15/2018          6,663
                                                                                        ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    5,000   Anadarko Petroleum Corp.                         5.95         9/15/2016          5,786
   10,000   Chesapeake Energy Corp.                          6.13         2/15/2021          9,500
    4,000   EQT Corp.                                        8.13         6/01/2019          4,793
    5,000   Forest Oil Corp.                                 7.25         6/15/2019          4,963
    3,000   Newfield Exploration Co.                         5.75         1/30/2022          3,210
    5,000   Noble Energy, Inc.                               8.25         3/01/2019          6,410
    5,000   QEP Resources, Inc.                              6.88         3/01/2021          5,512
    5,000   WPX Energy, Inc. (c)                             5.25         1/15/2017          4,975
                                                                                        ----------
                                                                                            45,149
                                                                                        ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    5,000   Valero Energy Corp. (d)                          9.38         3/15/2019          6,621
                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.6%)
    5,000   DCP Midstream, LLC (c)                           9.70        12/01/2013          5,571
    5,000   Enbridge Energy Partners, LP                     5.35        12/15/2014          5,436
    4,000   Enbridge Energy Partners, LP                     8.05        10/01/2037          4,380
    3,000   Energy Transfer Partners, LP                     9.00         4/15/2019          3,755
    7,000   Energy Transfer Partners, LP                     5.20         2/01/2022          7,475
   10,000   Enterprise Products Operating, LLC (d)           6.30         9/15/2017         11,988
    5,000   Enterprise Products Operating, LLC               5.20         9/01/2020          5,730
    5,000   Enterprise Products Operating, LP                7.03         1/15/2068          5,369
    5,000   NGPL PipeCo, LLC                                 7.12        12/15/2017          4,841
    5,000   Nustar Logistics, LP                             7.65         4/15/2018          5,977
    5,000   Oneok Partners, LP                               8.63         3/01/2019          6,548
    5,000   Plains All American Pipeline, LP                 6.50         5/01/2018          6,071
    3,000   Plains All American Pipeline, LP                 8.75         5/01/2019          3,963
    5,000   Sunoco Logistics Partners Operations, LP         8.75         2/15/2014          5,501
   10,000   TC PipeLines, LP                                 4.65         6/15/2021         10,681
    3,000   Transcontinental Gas Pipeline Corp.              8.88         7/15/2012          3,050
   10,000   Western Gas Partners, LP                         5.38         6/01/2021         10,930
                                                                                        ----------
                                                                                           107,266
                                                                                        ----------
            Total Energy                                                                   206,818
                                                                                        ----------

            FINANCIALS (11.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   10,000   Bank of New York Mellon                          0.83 (a)     1/31/2014         10,014

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   5,000   Bank of New York Mellon                          2.40%        1/17/2017     $    5,181
    2,950   Mellon Funding Corp.                             0.65 (a)     5/15/2014          2,946
   10,000   State Street Capital Trust III                   5.46 (a)             - (e)     10,045
    8,000   State Street Corp.                               0.82 (a)     3/07/2014          8,018
                                                                                        ----------
                                                                                            36,204
                                                                                        ----------
            CONSUMER FINANCE (1.5%)
   10,000   American Express Credit Corp.                    1.32 (a)     6/24/2014          9,993
   10,000   American Honda Finance Corp. (c)                 7.63        10/01/2018         12,789
    5,000   Capital One Capital VI                           8.88         5/15/2040          5,137
   10,000   Capital One Financial Corp.                      4.75         7/15/2021         10,804
    5,000   Ford Motor Credit Co., LLC                       3.88         1/15/2015          5,185
    5,000   Ford Motor Credit Co., LLC                       4.25         2/03/2017          5,221
    5,000   Hillenbrand, Inc.                                5.50         7/15/2020          5,350
   10,000   HSBC Finance Corp.                               0.82 (a)     9/14/2012         10,001
                                                                                        ----------
                                                                                            64,480
                                                                                        ----------
            DIVERSIFIED BANKS (0.3%)
    5,000   Charter One Bank, N.A.                           6.38         5/15/2012          5,006
    7,000   HSBC USA, Inc.                                   2.38         2/13/2015          7,081
                                                                                        ----------
                                                                                            12,087
                                                                                        ----------
            LIFE & HEALTH INSURANCE (1.2%)
   10,000   Forethought Financial Group (c)                  8.63         4/15/2021         10,243
    5,000   Great-West Life & Annuity Insurance Co. (c)      7.15         5/16/2046          5,025
   10,000   New York Life Global Funding (c)                 0.73 (a)     4/04/2014          9,993
   10,000   New York Life Global Funding (c)                 1.30         1/12/2015         10,084
    4,000   Ohio National Financial Services, Inc. (c)       6.38         4/30/2020          4,448
    5,000   Ohio National Financial Services, Inc. (c)       6.63         5/01/2031          5,391
    5,000   Prudential Holdings, LLC (c)                     7.25        12/18/2023          6,005
                                                                                        ----------
                                                                                            51,189
                                                                                        ----------
            MULTI-LINE INSURANCE (0.1%)
    5,000   HCC Insurance Holdings, Inc.                     6.30        11/15/2019          5,593
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    6,000   Bank of America Corp.                            8.00                 - (e)      6,198
    1,509   Bank of America Corp.                            5.63        10/14/2016          1,605
    5,000   Bank of America Corp.                            6.10         6/15/2017          5,346
   10,000   Citigroup, Inc.                                  4.45         1/10/2017         10,457
    5,000   Countrywide Financial Corp.                      5.80         6/07/2012          5,023
   15,000   GECC/LJ VP Holdings, LLC                         3.80         6/18/2019         15,131
    9,000   General Electric Capital Corp.                   6.38        11/15/2067          9,281
    3,000   JPMorgan Chase & Co.                             7.90                 - (e)      3,298
    2,610   JPMorgan Chase Bank NA                           6.00        10/01/2017          3,000
                                                                                        ----------
                                                                                            59,339
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (1.3%)
    1,000   Assured Guaranty U.S. Holdings, Inc.             6.40        12/15/2066            775
   15,000   Berkshire Hathaway Finance Corp.                 4.85         1/15/2015         16,618
   10,000   Chubb Corp.                                      6.38         3/29/2067         10,287
   10,000   Ironshore Holdings, Inc. (c)                     8.50         5/15/2020         11,053
    9,000   Progressive Corp.                                6.70         6/15/2037          9,438
    5,000   Travelers Companies, Inc.                        6.25         3/15/2037          5,200
                                                                                        ----------
                                                                                            53,371
                                                                                        ----------
            REGIONAL BANKS (1.2%)
    8,935   BB&T Capital Trust IV                            6.82         6/12/2057          9,058
   10,000   BB&T Corp.                                       1.17 (a)     4/28/2014         10,017
    5,000   Chittenden Corp.                                 1.19 (a)     2/14/2017          4,920
   10,000   First Niagara Financial Group, Inc.              7.25        12/15/2021         11,025
    8,000   Hudson United Bank                               7.00         5/15/2012          8,016
    6,000   Huntington Bancshares, Inc.                      7.00        12/15/2020          6,973
                                                                                        ----------
                                                                                            50,009
                                                                                        ----------

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3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            REINSURANCE (0.3%)
$  10,000   Alterra Finance, LLC                             6.25%        9/30/2020     $   10,750
                                                                                        ----------
            REITs - DIVERSIFIED (0.4%)
    5,000   Liberty Property, LP                             6.63        10/01/2017          5,781
   10,000   Wells Operating Partnership II, L.P.             5.88         4/01/2018         10,224
                                                                                        ----------
                                                                                            16,005
                                                                                        ----------
            REITs - INDUSTRIAL (0.3%)
    5,000   AMB Property, LP                                 6.30         6/01/2013          5,215
    5,000   ProLogis, Inc.                                   7.38        10/30/2019          5,997
                                                                                        ----------
                                                                                            11,212
                                                                                        ----------
            REITs - OFFICE (1.1%)
    5,000   Alexandria Real Estate Equities, Inc.            4.60         4/01/2022          5,031
    5,000   BioMed Realty, LP                                3.85         4/15/2016          5,194
    5,000   BioMed Realty, LP (c)                            6.13         4/15/2020          5,670
   10,000   Boston Properties, Inc.                          5.88        10/15/2019         11,602
    5,000   HRPT Properties Trust                            5.75        11/01/2015          5,237
    1,681   Mack-Cali Realty, LP                             5.80         1/15/2016          1,830
    3,000   Mack-Cali Realty, LP                             7.75         8/15/2019          3,696
    6,000   Reckson Operating Partnership, LP                5.88         8/15/2014          6,332
                                                                                        ----------
                                                                                            44,592
                                                                                        ----------
            REITs - RESIDENTIAL (0.2%)
    7,000   UDR, Inc.                                        4.63         1/10/2022          7,335
                                                                                        ----------
            REITs - RETAIL (0.7%)
    2,500   Developers Diversified Realty Corp.              7.50         7/15/2018          2,875
   10,000   Equity One, Inc.                                 6.25        12/15/2014         10,789
    3,000   Federal Realty Investment Trust                  5.90         4/01/2020          3,373
    5,000   National Retail Properties, Inc.                 6.88        10/15/2017          5,746
    2,000   Regency Centers, LP                              6.00         6/15/2020          2,270
    5,000   Weingarten Realty Investors                      4.86         1/15/2014          5,168
                                                                                        ----------
                                                                                            30,221
                                                                                        ----------
            REITs - SPECIALIZED (0.8%)
    4,000   Entertainment Properties Trust                   7.75         7/15/2020          4,357
   10,000   Health Care REIT, Inc.                           6.13         4/15/2020         11,210
    5,000   Nationwide Health Properties, Inc.               6.25         2/01/2013          5,150
    2,000   Ventas Realty, LP                                6.75         4/01/2017          2,067
   10,000   Ventas Realty, LP                                4.00         4/30/2019         10,184
                                                                                        ----------
                                                                                            32,968
                                                                                        ----------
            SPECIALIZED FINANCE (0.1%)
    3,000   ERAC USA Finance Co. (c)                         6.38        10/15/2017          3,508
                                                                                        ----------
            Total Financials                                                               488,863
                                                                                        ----------
            HEALTH CARE (1.2%)
            ------------------
            HEALTH CARE SERVICES (0.2%)
   10,000   Aristotle Holding, Inc. (c)                      2.10         2/12/2015         10,156
                                                                                        ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                   5.00         6/01/2015          2,798
                                                                                        ----------
            MANAGED HEALTH CARE (0.1%)
    5,000   Highmark, Inc. (c)                               6.80         8/15/2013          5,264
                                                                                        ----------
            PHARMACEUTICALS (0.8%)
   10,000   Genentech, Inc.                                  4.75         7/15/2015         11,187
    4,000   Hospira, Inc.                                    6.40         5/15/2015          4,484
    5,000   Mylan, Inc. (c)                                  7.88         7/15/2020          5,625
    5,000   Roche Holdings, Inc. (c)                         6.00         3/01/2019          6,223

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   5,000   Valeant Pharmaceuticals International (b),(f)    3.75%        2/08/2019     $    4,990
                                                                                        ----------
                                                                                            32,509
                                                                                        ----------
            Total Health Care                                                               50,727
                                                                                        ----------
            INDUSTRIALS (2.4%)
            ------------------
            AIRLINES (0.4%)
    3,334   America West Airlines, Inc. Pass-Through Trust   6.87         1/02/2017          3,333
    2,245   American Airlines, Inc. Pass-Through Trust      10.38         7/02/2019          2,419
    4,424   Continental Airlines, Inc. Pass-Through Trust    9.00         7/08/2016          5,109
    4,677   US Airways Group, Inc. Pass-Through Trust        6.25         4/22/2023          4,818
                                                                                        ----------
                                                                                            15,679
                                                                                        ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    6,000   Caterpillar, Inc.                                0.59 (a)    11/21/2012          6,011
   10,000   John Deere Capital Corp. (d)                     5.10         1/15/2013         10,328
   10,000   John Deere Capital Corp.                         0.62 (a)     7/15/2013         10,028
    5,000   John Deere Capital Corp.                         0.70 (a)     3/03/2014          5,018
    5,000   Paccar, Inc.                                     6.88         2/15/2014          5,545
    2,488   Terex Corp. (b)                                  5.50         4/28/2017          2,509
                                                                                        ----------
                                                                                            39,439
                                                                                        ----------
            INDUSTRIAL CONGLOMERATES (0.3%)
   10,000   Danaher Corp. (d)                                5.63         1/15/2018         12,041
                                                                                        ----------
            INDUSTRIAL MACHINERY (0.0%)
    1,500   SPX Corp.                                        6.88         9/01/2017          1,650
                                                                                        ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
      750   ACCO Brands Corp. (b),(f)                        4.42         3/08/2019            755
                                                                                        ----------
            RAILROADS (0.6%)
    2,058   CSX Transportation, Inc.                         9.75         6/15/2020          2,873
    2,842   Norfolk Southern Railway Co. (d)                 9.75         6/15/2020          4,110
   10,000   TTX Co. (c)                                      5.40         2/15/2016         11,142
    5,000   Union Pacific Corp.                              7.88         1/15/2019          6,535
                                                                                        ----------
                                                                                            24,660
                                                                                        ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    3,000   UR Financing Escrow Corp. (c)                    5.75         7/15/2018          3,105
                                                                                        ----------
            Total Industrials                                                               97,329
                                                                                        ----------
            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
   10,000   Cisco Systems, Inc.                              0.72 (a)     3/14/2014         10,058
    5,000   Harris Corp.                                     5.95        12/01/2017          5,756
                                                                                        ----------
                                                                                            15,814
                                                                                        ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    5,000   FLIR Systems, Inc.                               3.75         9/01/2016          5,133
                                                                                        ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
    5,000   IBM Corp.                                        7.63        10/15/2018          6,731
                                                                                        ----------
            OFFICE ELECTRONICS (0.2%)
    7,000   Xerox Corp.                                      1.32 (a)     5/16/2014          6,969
                                                                                        ----------
            Total Information Technology                                                    34,647
                                                                                        ----------
            MATERIALS (2.3%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    7,000   Lafarge North America, Inc.                      6.88         7/15/2013          7,230
                                                                                        ----------
            DIVERSIFIED CHEMICALS (0.3%)
    5,000   Chevron Phillips Chemical Co., LP (c)            7.00         6/15/2014          5,611

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5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   5,000   Dow Chemical Co. (d)                             7.60%        5/15/2014     $    5,638
                                                                                        ----------
                                                                                            11,249
                                                                                        ----------
            METAL & GLASS CONTAINERS (0.4%)
    3,000   Ball Corp.                                       5.00         3/15/2022          3,056
    3,883   Greif, Inc.                                      6.75         2/01/2017          4,213
   10,775   Reynolds Group Holdings, Inc. (b)                6.50         8/09/2018         10,946
                                                                                        ----------
                                                                                            18,215
                                                                                        ----------
            PAPER PACKAGING (0.2%)
   10,000   Sealed Air Corp. (c)                             6.88         7/15/2033          9,702
                                                                                        ----------
            PAPER PRODUCTS (0.3%)
    2,000   Clearwater Paper Corp.                           7.13        11/01/2018          2,140
   10,000   International Paper Co. (d)                      7.40         6/15/2014         11,149
                                                                                        ----------
                                                                                            13,289
                                                                                        ----------
            SPECIALTY CHEMICALS (0.7%)
    5,000   Cytec Industries, Inc.                           8.95         7/01/2017          6,253
    5,000   Lubrizol Corp.                                   8.88         2/01/2019          6,855
   15,000   RPM International, Inc.                          6.13        10/15/2019         17,005
                                                                                        ----------
                                                                                            30,113
                                                                                        ----------
            STEEL (0.2%)
    5,000   Allegheny Technologies, Inc.                     9.38         6/01/2019          6,328
                                                                                        ----------
            Total Materials                                                                 96,126
                                                                                        ----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   10,000   CenturyLink, Inc.                                5.80         3/15/2022          9,932
    8,409   Frontier Communications Corp.                    7.88         1/15/2027          7,484
    5,000   Qwest Communications International               7.13         4/01/2018          5,363
    5,000   Qwest Corp.                                      6.75        12/01/2021          5,645
                                                                                        ----------
                                                                                            28,424
                                                                                        ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    5,000   Verizon Wireless Capital, LLC                    8.50        11/15/2018          6,894
                                                                                        ----------
            Total Telecommunication Services                                                35,318
                                                                                        ----------

            UTILITIES (4.7%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
    5,000   Ameren Illinois Power Co.                        9.75        11/15/2018          6,879
    5,000   Cleveland Electric Illuminating Co.              8.88        11/15/2018          6,683
    3,500   Duquesne Light Holdings, Inc. (c)                5.90        12/01/2021          3,895
    1,159   FPL Energy American Wind (c)                     6.64         6/20/2023          1,198
    5,000   FPL Group Capital, Inc.                          0.92 (a)    11/09/2012          4,994
    5,000   FPL Group Capital, Inc.                          7.30         9/01/2067          5,368
    5,000   Gulf Power Co.                                   4.90        10/01/2014          5,311
    5,000   Nevada Power Co.                                 7.13         3/15/2019          6,418
   10,000   Northern States Power Co.                        8.00         8/28/2012         10,239
    5,000   Oglethorpe Power Corp.                           6.10         3/15/2019          6,062
    5,000   Otter Tail Corp.                                 9.00        12/15/2016          5,444
    5,000   PPL Energy Supply, LLC                           6.20         5/15/2016          5,698
    5,000   Southern California Edison Co.                   6.25         8/01/2049          5,240
    5,307   Tristate General & Transport Association (c)     6.04         1/31/2018          5,804
    9,000   Union Electric Co.                               6.70         2/01/2019         11,225
                                                                                        ----------
                                                                                            90,458
                                                                                        ----------
            GAS UTILITIES (1.4%)
    8,000   AGL Capital Corp.                                6.38         7/15/2016          9,292
    4,000   Atmos Energy Corp.                               8.50         3/15/2019          5,306
   10,000   Florida Gas Transmission Co. (c)                 5.45         7/15/2020         11,086
    8,000   Gulfstream Natural Gas System, LLC (c)           5.56        11/01/2015          8,856

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$  10,000   National Fuel Gas Co.                            4.90%       12/01/2021     $   10,599
    5,000   Questar Pipeline Co.                             5.83         2/01/2018          5,919
    5,000   Southern Star Central Gas Pipeline, Inc. (c)     6.00         6/01/2016          5,548
                                                                                        ----------
                                                                                            56,606
                                                                                        ----------
            MULTI-UTILITIES (1.0%)
    5,000   Black Hills Corp.                                9.00         5/15/2014          5,578
    5,000   Black Hills Corp.                                5.88         7/15/2020          5,717
    5,000   CenterPoint Energy Houston Electric, LLC         7.00         3/01/2014          5,534
    5,000   NiSource, Inc.                                  10.75         3/15/2016          6,467
    5,000   Northwestern Corp.                               6.34         4/01/2019          5,858
    5,000   Puget Sound Energy, Inc.                         6.97         6/01/2067          5,172
    5,000   South Carolina Electric & Gas Co.                5.30         5/15/2033          5,662
                                                                                        ----------
                                                                                            39,988
                                                                                        ----------
            WATER UTILITIES (0.1%)
    5,475   American Water Capital Corp.                     6.09        10/15/2017          6,443
                                                                                        ----------
            Total Utilities                                                                193,495
                                                                                        ----------
            Total Corporate Obligations (cost: $1,224,580)                               1,346,462
                                                                                        ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (18.5%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    5,328   Royal Caribbean Cruises Ltd.                     6.88        12/01/2013          5,661
                                                                                        ----------
            CONSUMER STAPLES (0.5%)
            -----------------------
            BREWERS (0.2%)
   10,000   SABMiller plc (c)                                2.45         1/15/2017         10,253
                                                                                        ----------
            DISTILLERS & VINTNERS (0.3%)
   10,000   Pernod Ricard SA (c)                             4.25         7/15/2022         10,283
                                                                                        ----------
            Total Consumer Staples                                                          20,536
                                                                                        ----------
            ENERGY (1.5%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    4,000   Husky Energy, Inc.                               7.25        12/15/2019          4,968
                                                                                        ----------
            OIL & GAS DRILLING (0.3%)
   10,000   Noble Holding International Ltd.                 4.90         8/01/2020         10,934
                                                                                        ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    5,000   Weatherford Bermuda                              4.50         4/15/2022          5,171
    5,000   Weatherford International Ltd.                   9.63         3/01/2019          6,623
                                                                                        ----------
                                                                                            11,794
                                                                                        ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    5,000   Canadian Natural Resources Ltd.                  5.70         5/15/2017          5,904
    3,500   Talisman Energy, Inc.                            7.75         6/01/2019          4,353
   10,000   Woodside Finance Ltd. (c)                        8.75         3/01/2019         12,882
                                                                                        ----------
                                                                                            23,139
                                                                                        ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   GS Caltex Corp.                                  7.25         7/02/2013          5,279
    5,000   GS Caltex Corp. (c)                              5.50        10/15/2015          5,410
                                                                                        ----------
                                                                                            10,689
                                                                                        ----------
            Total Energy                                                                    61,524
                                                                                        ----------
            FINANCIALS (11.6%)
            ------------------
            CONSUMER FINANCE (0.3%)
    5,000   Daimler Finance N.A., LLC (c)                    1.65         4/10/2015          5,018

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   8,000   Daimler Finance NA, LLC (c)                      1.25% (a)    4/10/2014     $    8,003
                                                                                        ----------
                                                                                            13,021
                                                                                        ----------
            DIVERSIFIED BANKS (7.8%)
   10,000   Banco Santander Chile (c)                        2.51 (a)     2/14/2014          9,995
    6,000   Banco Santander Chile (c)                        5.38        12/09/2014          6,374
    7,000   Bank of Montreal                                 0.94 (a)     4/29/2014          7,015
   10,000   Bank of Montreal (c)                             2.85         6/09/2015         10,585
   10,000   Bank of Montreal                                 2.50         1/11/2017         10,283
   10,000   Bank of Nova Scotia                              0.67 (a)    10/26/2012         10,012
   10,000   Bank of Nova Scotia                              0.92 (a)     2/27/2014         10,006
   10,000   Bank of Nova Scotia                              1.85         1/12/2015         10,198
    5,000   Barclays Bank plc (c)                            6.05        12/04/2017          5,039
    5,000   BNP Paribas (c)                                  7.20                 - (e)      4,350
    5,000   Canadian Imperial Bank                           0.73 (a)     5/04/2012          5,000
    5,000   Canadian Imperial Bank (c)                       2.00         2/04/2013          5,063
    5,000   Canadian Imperial Bank (c)                       7.26         4/10/2032          5,998
   10,000   Commonwealth Bank of Australia                   1.22 (a)     6/14/2013         10,067
   10,000   Commonwealth Bank of Australia (c)               1.20 (a)     3/17/2014          9,994
   10,000   Commonwealth Bank of Australia                   1.95         3/16/2015         10,102
   10,000   Danske Bank A/S (NBGA)                           0.84 (a)     5/24/2012         10,000
   15,000   DNB Bank ASA (c)                                 3.20         4/03/2017         15,175
   10,000   DNB Nor Boligkreditt AS (c)                      2.90         3/29/2016         10,401
    5,000   HSBC Bank plc                                    1.06 (a)             - (e)      2,490
   10,000   LBG Capital No.1 plc                             8.00                 - (e)      8,400
    5,000   Lloyds TSB Bank plc                              4.20         3/28/2017          5,078
   10,000   National Australia Bank (c)                      1.19 (a)     4/11/2014         10,018
    5,000   National Australia Bank                          2.00         3/09/2015          5,030
    5,000   National Australia Bank Ltd. (c)                 1.42 (a)     7/25/2014          5,028
   15,000   Nordea Bank AB (c)                               5.25        11/30/2012         15,323
    5,000   Nordea Bank AB (c)                               1.37 (a)     1/14/2014          4,988
    5,000   Nordea Bank AB (c)                               2.25         3/20/2015          5,033
   10,000   Rabobank Group                                   3.38         1/19/2017         10,330
   10,000   Rabobank Nederland Utrect                        3.88         2/08/2022          9,899
   10,000   Royal Bank of Canada                             1.17 (a)    10/30/2014         10,096
   10,000   Stadshypotek AB (c)                              1.02 (a)     9/30/2013          9,994
    5,000   Standard Chartered Bank (c)                      6.40         9/26/2017          5,550
   10,000   Sumitomo Mitsui Banking Corp. (c)                1.42 (a)     7/22/2014         10,065
   10,000   Swedbank Hypotek AB (c)                          0.92 (a)     3/28/2014          9,985
   10,000   Westpac Banking Corp. (c)                        1.72 (a)     1/30/2014         10,092
   10,000   Westpac Banking Corp. (c)                        1.20 (a)     3/31/2014         10,024
   10,000   Westpac Banking Corp. (c)                        2.45        11/28/2016         10,235
                                                                                        ----------
                                                                                           323,315
                                                                                        ----------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
    5,000   Credit Suisse Group, AG                          5.50         5/01/2014          5,376
    4,000   Credit Suisse Guernsey (c)                       1.63         3/06/2015          4,015
   10,000   UBS AG London (c)                                1.88         1/23/2015         10,093
                                                                                        ----------
                                                                                            19,484
                                                                                        ----------
            MULTI-LINE INSURANCE (0.4%)
    3,000   Oil Insurance Ltd. (c)                           3.45 (a)             - (e)      2,886
   15,000   ZFS Finance USA Trust II (c)                     6.45        12/15/2065         14,775
                                                                                        ----------
                                                                                            17,661
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   15,000   ING Bank N.V. (c)                                3.75         3/07/2017         14,834
    5,000   ING Capital Funding Trust III                    4.07 (a)             - (e)      4,122
   20,000   KFW                                              0.54 (a)     3/13/2015         20,012
                                                                                        ----------
                                                                                            38,968
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    5,000   Catlin Insurance Co. Ltd. (c)                    7.25                 - (e)      4,437
   10,000   QBE Capital Funding III, LP (c)                  7.25         5/24/2041          9,165

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   5,000   XL Capital Ltd.                                       6.50%                -(e)   $    4,188
                                                                                              ----------
                                                                                                  17,790
                                                                                              ----------
            REGIONAL BANKS (0.6%)
    5,000   Glitnir Banki hf, acquired 9/20/2007;
               cost $4,989(c),(g),(h)                             6.38         9/25/2012           1,325
    5,000   Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(c),(g),(h),(i)                         7.13         5/19/2016               -
   10,000   Toronto Dominion Bank                                 0.65 (a)     7/26/2013          10,023
    2,500   Toronto Dominion Bank                                 0.77 (a)     7/14/2014           2,507
   10,000   Vestjysk Bank A/S (NBGA)(c)                           1.02 (a)     6/17/2013          10,040
                                                                                              ----------
                                                                                                  23,895
                                                                                              ----------
            REITs - RETAIL (0.4%)
    4,000   WEA Finance (c)                                       5.40        10/01/2012           4,071
   10,000   Westfield Capital Corp. (c)                           5.13        11/15/2014          10,669
                                                                                              ----------
                                                                                                  14,740
                                                                                              ----------
            SOVEREIGN DEBT (0.2%)
   10,000   Kommunalbanken A/S (NBGA)(c)                          0.57 (a)    10/21/2013           9,993
                                                                                              ----------
            Total Financials                                                                     478,867
                                                                                              ----------
            GOVERNMENT (1.1%)
            -----------------
            FOREIGN GOVERNMENT (1.1%)
   10,000   Arbejdernes Landsbank (NBGA)(c)                       1.02 (a)     7/09/2013          10,043
    7,000   Finance For Danish Industry A/S (NBGA)(c)             0.75 (a)     8/17/2012           7,008
   25,000   Region of Lombardy (d)                                5.80        10/25/2032          19,362
   10,000   Republic of Poland                                    5.25         1/15/2014          10,600
                                                                                              ----------
                                                                                                  47,013
                                                                                              ----------
            Total Government                                                                      47,013
                                                                                              ----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
    5,000   Teva Pharmaceutical Finance III B.V.                  0.97 (a)     3/21/2014           4,998
    5,000   Teva Pharmaceutical Finance Co., B.V.                 1.42 (a)    11/08/2013           5,049
                                                                                              ----------
                                                                                                  10,047
                                                                                              ----------
            Total Health Care                                                                     10,047
                                                                                              ----------
            INDUSTRIALS (0.4%)
            ------------------
            AIRPORT SERVICES (0.3%)
   10,000   BAA Funding Ltd. (c)                                  4.88         7/15/2021          10,429
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,500   Ingersoll Rand Co.                                    9.00         8/15/2021           2,039
    3,000   Ingersoll-Rand GL Holding Co.                         9.50         4/15/2014           3,449
                                                                                              ----------
                                                                                                   5,488
                                                                                              ----------
            Total Industrials                                                                     15,917
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            SEMICONDUCTORS (0.1%)
    5,000   NXP BV/NXP Funding, LLC (c)                           9.75         8/01/2018           5,738
                                                                                              ----------
            MATERIALS (2.5%)
            ----------------
            CONSTRUCTION MATERIALS (0.5%)
   10,000   CRH America, Inc.                                     6.00         9/30/2016          10,997
   10,000   Holcim US Finance                                     6.00        12/30/2019          10,642
                                                                                              ----------
                                                                                                  21,639
                                                                                              ----------

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED METALS & MINING (0.6%)
$   5,000   Glencore Funding, LLC (c)                             6.00%        4/15/2014      $    5,295
    3,000   Noranda, Inc.                                         6.00        10/15/2015           3,354
    5,000   Rio Tinto Finance (USA) Ltd.                          9.00         5/01/2019           6,865
    2,034   Xstrata Canada Corp.                                  5.38         6/01/2015           2,219
    5,000   Xstrata plc (c)                                       2.85        11/10/2014           5,122
                                                                                              ----------
                                                                                                  22,855
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    8,000   Yara International ASA (c)                            5.25        12/15/2014           8,651
    2,000   Yara International ASA (c)                            7.88         6/11/2019           2,512
                                                                                              ----------
                                                                                                  11,163
                                                                                              ----------
            GOLD (0.3%)
   10,000   Barrick NA Finance, LLC                               6.80         9/15/2018          12,320
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.3%)
   10,000   Ardagh Packaging Finance plc (c)                      7.38        10/15/2017          10,875
                                                                                              ----------
            PAPER PRODUCTS (0.1%)
    5,000   Mercer International, Inc.                            9.50        12/01/2017           5,206
                                                                                              ----------
            STEEL (0.4%)
    1,000   Aperam (c)                                            7.38         4/01/2016             980
    5,000   ArcelorMittal                                         9.00         2/15/2015           5,732
   10,000   ArcelorMittal                                         6.25         2/25/2022          10,205
                                                                                              ----------
                                                                                                  16,917
                                                                                              ----------
            Total Materials                                                                      100,975
                                                                                              ----------
            UTILITIES (0.4%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   10,200   Transalta Corp.                                       6.65         5/15/2018          11,745
                                                                                              ----------
            MULTI-UTILITIES (0.1%)
    5,000   Veolia Environnement                                  6.00         6/01/2018           5,659
                                                                                              ----------
            Total Utilities                                                                       17,404
                                                                                              ----------
            Total Eurodollar and Yankee Obligations
               (cost: $748,348)                                                                  763,682
                                                                                              ----------
            ASSET-BACKED SECURITIES (7.3%)

            ASSET-BACKED FINANCING (7.3%)
    3,968   Access Group, Inc.                                    0.73 (a)     4/25/2029           3,748
   10,000   AESOP Funding II, LLC (c)                             9.31        10/20/2013          10,192
    6,000   AESOP Funding II, LLC                                 5.68         2/20/2014           6,163
   10,000   AESOP Funding II, LLC (c)                             3.41        11/20/2016          10,496
    4,000   AmeriCredit Automobile Receivables Trust              3.72        11/17/2014           4,065
    3,100   AmeriCredit Automobile Receivables Trust              2.76         5/09/2016           3,179
    6,000   AmeriCredit Automobile Receivables Trust              4.20        11/08/2016           6,364
    3,000   Arkle Master Issuer plc (c)                           1.90 (a)     5/17/2060           3,013
   10,000   Arran Residential Mortgages Funding plc (c)           1.94        11/19/2047          10,026
       32   Bank of America Securities Auto Trust (c)             2.13         9/15/2013              32
    5,000   Bank One Issuance Trust                               1.04 (a)     2/15/2017           4,976
    3,088   Centre Point Funding, LLC (c)                         5.43         7/20/2015           3,243
    5,000   Chase Issuance Trust                                  5.12        10/15/2014           5,109
    6,000   CIT Equipment Collateral (c)                          1.43         8/22/2016           6,000
    2,000   CIT Equipment Collateral (c)                          2.29         8/22/2016           2,000
    5,000   Citibank Credit Card Issuance Trust                   5.10        11/20/2017           5,727
    2,000   Citibank Credit Card Issuance Trust                   5.35         2/07/2020           2,391
      622   CPS Auto Receivables Trust (INS)                      6.48         7/15/2013             628
    9,871   Enterprise Fleet Financing, LLC (c)                   1.44        10/20/2016           9,875
   10,000   Enterprise Fleet Financing, LLC (c)                   1.62         5/22/2017          10,075
    5,000   Enterprise Fleet Financing, LLC (f)                   1.14        11/20/2017           5,000
      525   Ford Credit Auto Owner Trust                          1.99 (a)     4/15/2013             526

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  10,000   Fosse Master Issuer plc (c)                           1.87% (a)   10/18/2054      $   10,061
   10,000   GE Equipment Small Ticket LLC (c)                     1.14         6/23/2014          10,025
   13,010   General Electric Capital Corp.                        0.77        10/21/2013          13,022
   10,000   Gracechurch Mortgage Financing plc (c)                2.04 (a)    11/20/2056          10,082
   10,000   Hertz Vehicle Financing, LLC (c)                      5.93         3/25/2016          10,865
   10,000   Holmes Master Issuer plc (c)                          1.87 (a)    10/15/2054          10,058
    5,000   Holmes Master Issuer plc (c)                          2.02 (a)    10/21/2054           5,037
   11,288   John Deere Owner Trust                                0.38         3/15/2013          11,296
   11,000   John Deere Owner Trust                                0.59         6/16/2014          10,985
    4,785   MMAF Equipment Finance, LLC (c)                       0.90         4/15/2014           4,786
   10,000   Permanent Master Issuer plc (c)                       1.87 (a)     7/15/2042          10,058
   15,000   Permanent Master Issuer plc (c)                       2.02 (a)     7/15/2042          15,101
    2,239   Prestige Auto Receivables Trust "A" (c)               5.67         4/15/2017           2,315
    5,789   Prestige Auto Receivables Trust "B"                   2.87         7/16/2018           5,852
    6,242   PSE & G Transition Funding, LLC                       6.61         6/15/2015           6,479
    5,000   Rental Car Finance Corp. (c)                          0.38 (a)     7/25/2013           4,979
    4,150   Rental Car Finance Corp. (c)                          4.38         2/25/2016           4,328
    7,800   Santander Drive Auto Receivables Trust                1.20         4/15/2014           7,808
    2,316   Santander Drive Auto Receivables Trust (c)            1.48         5/15/2017           2,311
    3,903   SLM Student Loan Trust                                1.02 (a)    10/25/2038           3,115
    9,250   SLM Student Loan Trust                                0.70 (a)     1/25/2041           6,451
    3,242   Volkswagen Auto Loan Enhanced Trust                   6.24         7/20/2015           3,305
    6,000   Volvo Financial Equipment, LLC (c)                    0.75         7/15/2014           6,002
    5,000   Volvo Financial Equipment, LLC (c)                    2.99         5/15/2017           5,023
    2,299   Westlake Automobile Receivables Trust (c)             1.08         7/15/2013           2,299
    5,000   Wheels SPV, LLC                                       1.47         3/20/2021           5,000
    2,000   Wheels SPV, LLC                                       1.81         3/20/2021           2,000
                                                                                              ----------
                                                                                                 301,471
                                                                                              ----------
            Total Asset-Backed Securities (cost: $295,088)                                       301,471
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (8.6%)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (8.6%)
    9,648   Banc of America Commercial Mortgage, Inc.             4.65         9/11/2036           9,817
    5,125   Banc of America Commercial Mortgage, Inc.             5.20        11/10/2042           5,212
    5,000   Banc of America Commercial Mortgage, Inc.             5.86         7/10/2044           4,910
    7,921   Banc of America Commercial Mortgage, Inc.             5.72         5/10/2045           8,349
    7,000   Banc of America Commercial Mortgage, Inc.             5.16        10/10/2045           7,152
    6,246   Banc of America Commercial Mortgage, Inc.             5.19         9/10/2047           6,348
    5,008   Bear Stearns Commercial Mortgage Securities, Inc. (c) 6.00         6/16/2030           5,139
    8,695   Bear Stearns Commercial Mortgage Securities, Inc.     5.46         3/11/2039           9,012
    4,620   Bear Stearns Commercial Mortgage Securities, Inc.     5.00         3/13/2040           4,509
    8,000   Bear Stearns Commercial Mortgage Securities, Inc.     4.99         9/11/2042           7,962
   10,000   Citigroup Commercial Mortgage Trust                   5.40         7/15/2044           9,878
    5,000   Citigroup Commercial Mortgage Trust (c)               4.83         9/20/2051           5,008
   12,000   Commercial Mortgage Trust                             5.12         6/10/2044          13,441
    3,000   Credit Suisse Commercial Mortgage Trust               5.55         2/15/2039           3,020
    5,618   Credit Suisse First Boston Mortgage Capital           5.71         2/15/2039           5,997
    4,267   Credit Suisse First Boston Mortgage Securities Corp.  4.81         2/15/2038           4,420
    8,700   Credit Suisse First Boston Mortgage Securities Corp.  5.10         8/15/2038           8,923
   11,100   Credit Suisse First Boston Mortgage Securities Corp.  5.23        12/15/2040          12,388
    5,000   GE Capital Commercial Mortgage Corp.                  5.33         3/10/2044           4,573
    4,000   GE Capital Commercial Mortgage Corp.                  5.07         7/10/2045           3,829
    6,890   GE Commercial Mortgage Corp.                          5.34         3/10/2044           7,174
      821   Greenwich Capital Commercial Funding Corp.            4.31         8/10/2042             821
   10,264   GS Mortgage Securities Corp. II                       4.78         7/10/2039           9,595

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   1,035   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.82%        9/12/2037      $    1,036
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.84         7/15/2042           4,964
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.00        10/15/2042           6,478
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.04        10/15/2042           5,332
    7,344   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.49         4/15/2043           7,673
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.81         6/12/2043           3,393
   10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.34        12/15/2044          11,292
    7,422   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   6.06         4/15/2045           7,845
    5,697   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.82         5/15/2045           5,863
    4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.48         5/15/2045           3,813
    3,708   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (c)                               1.87         2/15/2046           3,705
    1,206   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.63         3/15/2046           1,229
   10,000   LB-UBS Commercial Mortgage Trust                      4.95         9/15/2030          11,077
    6,202   LB-UBS Commercial Mortgage Trust                      5.34         9/15/2039           6,431
    9,450   LB-UBS Commercial Mortgage Trust                      5.32        11/15/2040           9,674
    6,726   Merrill Lynch Mortgage Trust                          5.02         7/12/2038           6,959
   10,643   Merrill Lynch Mortgage Trust                          5.14         7/12/2038          10,008
    5,991   Morgan Stanley Capital I, Inc.                        5.97         8/12/2041           6,318
    5,350   Morgan Stanley Capital I, Inc.                        5.17         1/14/2042           5,866
    9,808   Morgan Stanley Capital I, Inc.                        5.69         7/12/2044          10,001
    4,564   Morgan Stanley Capital I, Inc.                        4.85         6/12/2047           4,660
    5,691   Morgan Stanley Capital I, Inc.                        5.17        10/12/2052           5,928
    5,000   Morgan Stanley Capital I, Inc.                        4.66         7/15/2056           5,230
    5,000   Timberstar Trust (c)                                  5.88        10/15/2036           5,290
    8,000   UBS Commercial Mortgage Trust (f),(i)                 4.06         5/10/2045           8,120
   10,000   UBS Commercial Mortgage Trust (f),(i)                 5.01         5/10/2045          10,149
   10,000   Wachovia Bank Commercial Mortgage Trust               5.08         3/15/2042          11,036
    6,147   Wachovia Bank Commercial Mortgage Trust               4.81         4/15/2042           6,377
    7,068   Wachovia Bank Commercial Mortgage Trust               5.16        10/15/2044           7,108
    2,449   Wachovia Bank Commercial Mortgage Trust               5.58         3/15/2045           2,526
    4,850   Wachovia Bank Commercial Mortgage Trust               5.57        10/15/2048           5,435
                                                                                              ----------
                                                                                                 358,293
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $338,263)                                358,293
                                                                                              ----------
            U.S. GOVERNMENT AGENCY ISSUES (5.0%)(j)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.6%)
    9,530   Fannie Mae (+)                                        5.00         6/01/2033          10,397
    3,883   Fannie Mae (+)                                        5.50         7/01/2021           4,246
    9,670   Fannie Mae (+)                                        5.50         9/01/2035          10,773
    3,998   Fannie Mae (+)                                        5.50        10/01/2035           4,411
    4,404   Fannie Mae (+)                                        5.50         1/01/2036           4,841
    6,953   Fannie Mae (+)                                        5.50         4/01/2036           7,644
    6,220   Fannie Mae (+)                                        5.50         2/01/2037           6,809
    7,399   Fannie Mae (+)                                        5.50         3/01/2037           8,162
    4,851   Fannie Mae (+)                                        5.50        11/01/2037           5,308
   12,474   Fannie Mae (+)                                        5.50         5/01/2038          13,651
    8,124   Fannie Mae (+)                                        6.00         5/01/2036           9,009
    6,603   Fannie Mae (+)                                        6.00         6/01/2036           7,357
    9,238   Fannie Mae (+)                                        6.00         8/01/2037          10,317
      889   Fannie Mae (+)                                        6.50         4/01/2031           1,019

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$       7   Fannie Mae (+)                                        6.50%        7/01/2031      $        8
    1,594   Fannie Mae (+)                                        6.50         3/01/2032           1,827
       44   Fannie Mae (+)                                        7.00        10/01/2022              50
       20   Fannie Mae (+)                                        7.00         3/01/2023              24
      107   Fannie Mae (+)                                        7.00         4/01/2023             125
   25,000   Freddie Mac (+) (f)                                   3.50         5/01/2042          25,918
    1,658   Freddie Mac (+)                                       5.00         6/01/2020           1,800
    4,336   Freddie Mac (+)                                       5.00         1/01/2021           4,696
    4,893   Freddie Mac (+)                                       5.50        11/01/2020           5,324
    1,207   Freddie Mac (+)                                       5.50        12/01/2020           1,314
    4,122   Freddie Mac (+)                                       5.50        12/01/2035           4,536
    4,576   Freddie Mac (+)                                       5.50         4/01/2036           4,998
    7,588   Government National Mortgage Assn. I                  5.00         8/15/2033           8,491
      126   Government National Mortgage Assn. I                  6.00         8/15/2028             143
      562   Government National Mortgage Assn. I                  6.00         9/15/2028             639
      443   Government National Mortgage Assn. I                  6.00         9/15/2028             503
    4,044   Government National Mortgage Assn. I                  6.00         9/15/2028           4,586
    1,075   Government National Mortgage Assn. I                  6.00        10/15/2028           1,223
       75   Government National Mortgage Assn. I                  6.00         1/15/2029              85
      395   Government National Mortgage Assn. I                  6.00         1/15/2029             449
      519   Government National Mortgage Assn. I                  6.00         1/15/2029             589
      751   Government National Mortgage Assn. I                  6.00         1/15/2033             851
       21   Government National Mortgage Assn. I                  6.50         6/15/2023              24
      257   Government National Mortgage Assn. I                  6.50         7/15/2023             297
       45   Government National Mortgage Assn. I                  6.50         7/15/2023              52
      111   Government National Mortgage Assn. I                  6.50         9/15/2023             128
       46   Government National Mortgage Assn. I                  6.50        10/15/2023              53
      267   Government National Mortgage Assn. I                  6.50        10/15/2023             307
      301   Government National Mortgage Assn. I                  6.50        10/15/2023             346
      324   Government National Mortgage Assn. I                  6.50        12/15/2023             374
      654   Government National Mortgage Assn. I                  6.50        12/15/2023             754
      114   Government National Mortgage Assn. I                  6.50         1/15/2024             132
      283   Government National Mortgage Assn. I                  6.50         2/15/2024             327
      134   Government National Mortgage Assn. I                  6.50         4/15/2026             154
      750   Government National Mortgage Assn. I                  6.50         5/15/2028             848
    1,480   Government National Mortgage Assn. I                  6.50        10/15/2031           1,730
       56   Government National Mortgage Assn. I                  7.00         5/15/2023              65
       94   Government National Mortgage Assn. I                  7.00         5/15/2023             108
       86   Government National Mortgage Assn. I                  7.00         5/15/2023              99
       88   Government National Mortgage Assn. I                  7.00         5/15/2023             102
      186   Government National Mortgage Assn. I                  7.00         6/15/2023             214
      156   Government National Mortgage Assn. I                  7.00         6/15/2023             180
       74   Government National Mortgage Assn. I                  7.00         8/15/2023              86
      272   Government National Mortgage Assn. I                  7.00         8/15/2023             314
       39   Government National Mortgage Assn. I                  7.00         8/15/2023              46
      475   Government National Mortgage Assn. I                  7.00         8/15/2023             548
      117   Government National Mortgage Assn. I                  7.00         9/15/2023             135
       68   Government National Mortgage Assn. I                  7.00         1/15/2026              80
       34   Government National Mortgage Assn. I                  7.00         3/15/2026              40
       22   Government National Mortgage Assn. I                  7.00         3/15/2026              26
      471   Government National Mortgage Assn. I                  7.00        10/15/2027             563
      543   Government National Mortgage Assn. I                  7.00         6/15/2029             649
      234   Government National Mortgage Assn. I                  7.00         6/15/2029             280
      159   Government National Mortgage Assn. I                  7.00         7/15/2029             190
      417   Government National Mortgage Assn. I                  7.00         8/15/2031             501
      207   Government National Mortgage Assn. I                  7.00         7/15/2032             247
      357   Government National Mortgage Assn. I                  7.50         7/15/2023             418
      362   Government National Mortgage Assn. I                  7.50         6/15/2026             435
      149   Government National Mortgage Assn. I                  7.50         6/15/2026             180
      216   Government National Mortgage Assn. I                  7.50         7/15/2026             258
      223   Government National Mortgage Assn. I                  7.50         5/15/2027             269
      331   Government National Mortgage Assn. I                  7.50         2/15/2028             387
      282   Government National Mortgage Assn. I                  7.50        12/15/2028             330
      277   Government National Mortgage Assn. I                  7.50         8/15/2029             338
    1,802   Government National Mortgage Assn. II                 5.50         4/20/2033           2,024

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   1,691   Government National Mortgage Assn. II                 6.00%        8/20/2032      $    1,915
    1,170   Government National Mortgage Assn. II                 6.00         9/20/2032           1,325
      472   Government National Mortgage Assn. II                 6.50         8/20/2031             543
                                                                                              ----------
                                                                                                 190,544
                                                                                              ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.4%)
    5,000   Bank of America Corp., FDIC TLGP                      0.85 (a)     6/22/2012           5,005
   10,000   Totem Ocean Trailer Express, Inc., Title XI           6.37         4/15/2028          13,179
                                                                                              ----------
                                                                                                  18,184
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $188,408)                                 208,728
                                                                                              ----------
            U.S. TREASURY SECURITIES (11.0%)

            BONDS (1.4%)
   30,000   3.88%, 8/15/2040                                                                      34,655
   20,000   4.25%, 11/15/2040                                                                     24,578
                                                                                              ----------
                                                                                                  59,233
                                                                                              ----------
            INFLATION-INDEXED NOTES (1.7%)
   54,342   2.38%, 1/15/2025                                                                      71,014
                                                                                              ----------
            NOTES (7.9%)
   25,000   2.00%, 2/15/2022                                                                      25,192
   25,000   2.63%, 8/15/2020                                                                      26,988
   55,000   2.63%, 11/15/2020                                                                     59,271
   25,000   3.38%, 11/15/2019                                                                     28,496
   75,000   3.50%, 5/15/2020                                                                      86,197
   85,000   3.63%, 2/15/2020                                                                      98,461
                                                                                              ----------
                                                                                                 324,605
                                                                                              ----------
            Total U.S. Treasury Securities (cost: $394,108)                                      454,852
                                                                                              ----------
            MUNICIPAL BONDS (7.1%)

            AIRPORT/PORT (0.2%)
    2,265   Dallas-Fort Worth International Airport Facilities    4.44        11/01/2021           2,454
    2,385   Port of Seattle                                       3.00         8/01/2015           2,513
    4,350   Port of Seattle                                       4.00         8/01/2016           4,788
                                                                                              ----------
            Total Airport/Port                                                                     9,755
                                                                                              ----------
            APPROPRIATED DEBT (1.1%)
    5,000   Kannapolis Ltd.                                       7.28         3/01/2027           5,463
   10,000   Miami-Dade County School Board                        5.38         5/01/2031          11,367
    1,610   New Jersey EDA                                        5.18        11/01/2015           1,675
    6,000   Palm Beach County School Board                        5.40         8/01/2025           6,668
      850   Placentia Yorba Linda USD                             5.40         8/01/2021             968
   20,000   Univ. of California                                   0.32         7/01/2041 (k)      20,000
                                                                                              ----------
                                                                                                  46,141
                                                                                              ----------
            CASINOS & GAMING (0.1%)
    5,000   Mashantucket (Western) Pequot Tribe, acquired
               07/29/2005; cost $5,000 (c),(g),(h)                5.91         9/01/2021           2,351
                                                                                              ----------
            EDUCATION (0.7%)
    2,000   Austin Texas Community College District Public Auth.  6.91         8/01/2035           2,672
   10,000   New Jersey EDA                                        1.47 (a)     6/15/2013          10,035

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  10,000   New Jersey EDA                                        5.25%        9/01/2022      $   11,971
    2,000   Torrance USD                                          5.52         8/01/2021           2,353
                                                                                              ----------
                                                                                                  27,031
                                                                                              ----------
            ELECTRIC UTILITIES (0.8%)
    5,000   Air Quality Dev. Auth.                                4.75         8/01/2029 (k)       5,039
    4,000   Appling County Dev. Auth.                             2.50         1/01/2038 (k)       4,050
    5,000   Burke County Dev. Auth.                               1.25         1/01/2052 (k)       5,007
    5,000   Farmington Pollution Control                          2.88         9/01/2024 (k)       5,088
    5,000   Maricopa County                                       5.50         5/01/2029 (k)       5,000
    3,000   Matagorda County                                      1.13         6/01/2030 (k)       3,001
    4,350   West Virginia EDA                                     2.00         1/01/2041 (k)       4,360
                                                                                              ----------
                                                                                                  31,545
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (0.5%)
   10,000   Long Island Power Authority                           5.25         5/01/2022          11,585
    2,795   North Carolina Eastern Municipal Power Agency         5.55         1/01/2013           2,860
    5,000   Piedmont Municipal Power Agency                       4.34         1/01/2017           5,143
                                                                                              ----------
                                                                                                  19,588
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
   18,000   California Pollution Control Financing Auth.          0.70         8/01/2023 (k)      18,001
    5,000   Indiana State Finance Auth. "A"                       0.60         5/01/2034 (k)       5,000
    4,105   Kentucky Economic Dev. Finance Auth.                  0.60         4/01/2031 (k)       4,105
    4,000   Maricopa County IDA                                   2.63        12/01/2031 (k)       4,079
    2,375   Miami-Dade County IDA                                 2.63         8/01/2023 (k)       2,412
    8,500   Mission EDC                                           3.75        12/01/2018 (k)       9,027
    8,270   New Jersey EDA                                        2.20        11/01/2013           8,340
    5,000   Pennsylvania Economic Dev. Financing Auth.            0.60         4/01/2019 (k)       5,000
                                                                                              ----------
                                                                                                  55,964
                                                                                              ----------
            ESCROWED BONDS (0.0%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)                  4.25         1/01/2016           1,076
                                                                                              ----------
            GENERAL OBLIGATION (0.6%)
    1,250   Las Virgenes USD                                      5.54         8/01/2025           1,398
    2,200   Marin County (INS)                                    4.89         8/01/2016           2,505
   10,000   Nassau County (f)                                     1.50         4/01/2013          10,049
   10,000   Washington                                            5.25         2/01/2036          11,467
                                                                                              ----------
                                                                                                  25,419
                                                                                              ----------
            HOSPITAL (0.3%)
   10,000   Rochester Health Care Facilities                      4.50        11/15/2038 (k)      11,950
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.5%)
    5,000   New Jersey Transportation Trust Fund Auth. (INS)      5.25        12/15/2022           6,129
    3,320   New Jersey Transportation Trust Fund Auth.            5.50        12/15/2022           4,145
    5,000   New York City Transitional Finance Auth.              5.00         2/01/2035           5,595
    5,000   Orange County                                         0.90         5/01/2013           5,014
                                                                                              ----------
                                                                                                  20,883
                                                                                              ----------
            TOLL ROADS (0.5%)
   15,540   New Jersey Turnpike Auth. (INS)                       4.25         1/01/2016          16,488
    3,000   North Texas Tollway Auth.                             5.00         9/01/2031           3,403
                                                                                              ----------
                                                                                                  19,891
                                                                                              ----------

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            WATER/SEWER UTILITY (0.5%)
$   5,000   Houston Utility System                                5.00%       11/15/2033      $    5,634
   10,825   New York Municipal Water Finance Auth.                5.25         6/15/2040          12,122
    2,500   Tohopekaliga Water Auth.                              5.25        10/01/2036           2,828
                                                                                              ----------
                                                                                                  20,584
                                                                                              ----------
            Total Municipal Bonds (cost: $275,736)                                               292,178
                                                                                              ----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (4.2%)

            COMMON STOCKS (1.4%)

            CONSUMER STAPLES (0.1%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.1%)
   45,000   Kimberly-Clark Corp.                                                                   3,531
                                                                                              ----------
            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
   25,000   Chevron Corp.                                                                          2,664
   80,000   Royal Dutch Shell plc "A" ADR                                                          5,723
                                                                                              ----------
                                                                                                   8,387
                                                                                              ----------
            Total Energy                                                                           8,387
                                                                                              ----------
            FINANCIALS (0.2%)
            -----------------
            DIVERSIFIED BANKS (0.1%)
   25,000   Canadian Imperial Bank of Commerce                                                     1,884
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  400,000   People's United Financial, Inc.                                                        4,936
                                                                                              ----------
            Total Financials                                                                       6,820
                                                                                              ----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
  185,000   Bristol-Myers Squibb Co.                                                               6,173
  140,000   Merck & Co., Inc.                                                                      5,494
                                                                                              ----------
                                                                                                  11,667
                                                                                              ----------
            Total Health Care                                                                     11,667
                                                                                              ----------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
  150,000   General Electric Co.                                                                   2,937
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.1%)
            -----------------------------
            SEMICONDUCTORS (0.1%)
  125,000   Intel Corp.                                                                            3,550
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  270,000   AT&T, Inc.                                                                             8,886
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
  130,000   Southern Co.                                                                      $    5,973
                                                                                              ----------
            MULTI-UTILITIES (0.1%)
  200,000   CMS Energy Corp.                                                                       4,598
                                                                                              ----------
            Total Utilities                                                                       10,571
                                                                                              ----------
            Total Common Stocks (cost: $48,677)                                                   56,349
                                                                                              ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
--------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (2.8%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (c)            6,963
                                                                                              ----------
            FINANCIALS (2.4%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000   Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                             2,139
                                                                                              ----------
            REGIONAL BANKS (0.1%)
   22,954   Fifth Third Cap Trust V, Series I, 7.25%, 8/15/2067, Trust preferred,
               cumulative redeemable                                                                 585
  200,000   Susquehanna Capital I, 9.38%, 12/12/2067, Capital Securities,
               cumulative redeemable                                                               5,252
                                                                                              ----------
                                                                                                   5,837
                                                                                              ----------
            REINSURANCE (0.1%)
  $ 5,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual (c)                               4,602
                                                                                              ----------
            REITs - INDUSTRIAL (0.6%)
  120,000   ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                      3,030
   18,000   ProLogis, Inc., Series P, 6.85%, cumulative redeemable, perpetual                        455
  344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                     19,195
                                                                                              ----------
                                                                                                  22,680
                                                                                              ----------
            REITs - OFFICE (0.2%)
  200,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                   5,068
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual               4,974
                                                                                              ----------
                                                                                                  10,042
                                                                                              ----------
            REITs - RESIDENTIAL (0.6%)
  142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                                    9,338
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual              14,836
                                                                                              ----------
                                                                                                  24,174
                                                                                              ----------
            REITs - RETAIL (0.5%)
  200,000   Developers Diversified Realty Corp., Class I, 7.50%, cumulative
               redeemable, perpetual                                                               5,024
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual                                                              10,466
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%, cumulative
               redeemable, perpetual                                                               5,068
                                                                                              ----------
                                                                                                  20,558
                                                                                              ----------

================================================================================

17  | USAA Income Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.2%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual           $    8,863
                                                                                              ----------
            Total Financials                                                                      98,895
                                                                                              ----------
            INDUSTRIALS (0.1%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.1%)
    5,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative
               redeemable, perpetual (c)                                                           4,608
                                                                                              ----------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual          5,244
                                                                                              ----------
            Total Preferred Securities (cost: $106,520)                                          115,710
                                                                                              ----------
            Total Equity Securities (cost: $155,197)                                             172,059
                                                                                              ----------

PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                             RATE          MATURITY
--------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (7.1%)

            COMMERCIAL PAPER (5.7%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            DRUG RETAIL (0.4%)
$  15,000   CVS Corp. (c),(l)                                     0.31%        5/01/2012          15,000
                                                                                              ----------
            ENERGY (1.5%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
    9,710   FMC Tech, Inc. (c),(l)                                0.43         5/10/2012           9,709
   10,200   FMC Tech, Inc. (c),(l)                                0.41         5/14/2012          10,198
                                                                                              ----------
                                                                                                  19,907
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
   18,300   Talisman Energy, Inc. (c),(l)                         0.47         5/02/2012          18,300
   13,000   Talisman Energy, Inc. (c),(l)                         0.44         5/08/2012          12,999
                                                                                              ----------
                                                                                                  31,299
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   11,372   Enbridge Energy Partners (c),(l)                      0.40         5/11/2012          11,371
                                                                                              ----------
            Total Energy                                                                          62,577
                                                                                              ----------
            FINANCIALS (0.4%)
            -----------------
            ASSET-BACKED FINANCING (0.4%)
   10,000   Hannover Funding Co. LLC (c),(l)                      0.40         5/09/2012           9,999
    8,288   Hannover Funding Co. LLC (c),(l)                      0.39         5/07/2012           8,287
                                                                                              ----------
                                                                                                  18,286
                                                                                              ----------
            Total Financials                                                                      18,286
                                                                                              ----------
            UTILITIES (3.4%)
            ----------------
            ELECTRIC UTILITIES (2.8%)
   13,207   Centre Square Funding                                 0.37         5/14/2012          13,205
    7,250   Centre Square Funding                                 0.35         5/15/2012           7,249
   17,609   Delmarva Power & Light Co.                            0.41         5/09/2012          17,607
    8,925   OGE Energy Corp. (l)                                  0.40         5/10/2012           8,924

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   5,001   OGE Energy Corp. (l)                                  0.41%        5/11/2012      $    5,000
   20,000   Pacific Gas & Electric (c),(l)                        0.38         5/01/2012          20,000
    9,860   Pacific Gas & Electric (c),(l)                        0.39         5/08/2012           9,859
   20,000   Southern Power Co. (c),(l)                            0.38         5/03/2012          20,000
   15,000   Virginia Electric & Power                             0.39         5/04/2012          15,000
                                                                                              ----------
                                                                                                 116,844
                                                                                              ----------
            GAS UTILITIES (0.6%)
   22,679   Oneok, Inc. (c),(l)                                   0.38         5/07/2012          22,678
                                                                                              ----------
            Total Utilities                                                                      139,522
                                                                                              ----------
            Total Commercial Paper                                                               235,385
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (1.3%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            HOME IMPROVEMENT RETAIL (0.1%)
    6,300   Savannah EDA (LOC - SunTrust Bank)                    0.67         8/01/2025           6,300
                                                                                              ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
    2,770   Metropolitan Nashville Airport Auth. (LOC -
               Regions Bank)                                      2.21         4/01/2030           2,770
                                                                                              ----------
            MUNICIPAL BONDS (0.9%)
            ----------------------
            BUILDINGS (0.1%)
    5,000   Person County Industrial Facilities and Pollution
               Control Financing Auth. (LOC - Credit
               Industriel et Commercial)                          0.65        11/01/2035           5,000
                                                                                              ----------
            MULTIFAMILY HOUSING (0.5%)
    1,755   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                     1.75         3/01/2036           1,755
   20,000   New York Housing Finance Agency (LOC -
               Landesbank Baden-Wurttemberg)                      0.60        11/01/2041          20,000
                                                                                              ----------
                                                                                                  21,755
                                                                                              ----------
            SINGLE FAMILY HOUSING (0.3%)
    10,440  Vermont Housing Finance Agency (INS)(LIQ)             0.75        11/01/2035          10,440
                                                                                              ----------
            Total Municipal Bonds                                                                 37,195
                                                                                              ----------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
    1,000   Indiana Dev. Finance Auth.                            0.49        12/01/2038           1,000
    5,750   Indiana Dev. Finance Auth.                            0.51        12/01/2038           5,750
                                                                                              ----------
                                                                                                   6,750
                                                                                              ----------
            MULTI-UTILITIES (0.0%)
      500   Sempra Energy (c)                                     0.34        11/01/2014             500
                                                                                              ----------
            Total Utilities                                                                        7,250
                                                                                              ----------
            Total Variable-Rate Demand Notes                                                      53,515
                                                                                              ----------

================================================================================

19  | USAA Income Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
5,225,625   State Street Institutional Liquid Reserve Fund, 0.21% (m)                         $    5,226
                                                                                              ----------
            Total Money Market Instruments (cost: $294,126)                                      294,126
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $3,913,854)                                              $4,191,851
                                                                                              ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER           (LEVEL 3)
                                            MARKETS       SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                      ASSETS          INPUTS            INPUTS             TOTAL
------------------------------------------------------------------------------------------------------
BONDS:
  CORPORATE OBLIGATIONS                  $          --    $ 1,346,462      $         --     $1,346,462
  EURODOLLAR AND YANKEE OBLIGATIONS                 --        763,682                --        763,682
  ASSET-BACKED SECURITIES                           --        301,471                --        301,471
  COMMERCIAL MORTGAGE SECURITIES                    --        358,293                --        358,293
  U.S. GOVERNMENT AGENCY ISSUES                     --        208,728                --        208,728
  U.S. TREASURY SECURITIES                     454,852             --                --        454,852
  MUNICIPAL BONDS                                   --        292,178                --        292,178
EQUITY SECURITIES:
  COMMON STOCKS                                 56,349             --                --         56,349
  PREFERRED SECURITIES                          10,811        104,899                --        115,710
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                  --        235,385                --        235,385
  VARIABLE-RATE DEMAND NOTES                        --         53,515                --         53,515
  MONEY MARKET FUNDS                             5,226             --                --          5,226
------------------------------------------------------------------------------------------------------
Total                                    $     527,238    $ 3,664,613      $         --     $4,191,851
------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

21  | USAA Income Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of April 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $64,452,000; of which $59,221,000 were when-issued securities.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

F. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $301,916,000 and $23,919,000, respectively, resulting in net unrealized appreciation of $277,997,000.

================================================================================

23  | USAA Income Fund

================================================================================

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,134,020,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.6% of net assets at April 30, 2012.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA        Economic Development Authority
EDC        Economic Development Corp.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

IDA        Industrial Development Authority/Agency
PRE        Prerefunded to a date prior to maturity
REIT       Real estate investment trust
Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD        Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the following:
         TD Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments: Denmark, and Norway.

================================================================================

25  | USAA Income Fund

================================================================================

SPECIFIC NOTES

(a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2012.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) At April 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) At April 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $64,981,000.

(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2012, was $3,676,000, which represented 0.1% of the Fund's net assets.

(h) Currently the issuer is in default with respect to interest and/or principal payments.

(i) Security was fair valued at April 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(m) Rate represents the money market fund annualized seven-day yield at April 30, 2012.

================================================================================

27  | USAA Income Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.